Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Description of Plan
1.
Description of Plan

The following description of the Worthington Enterprises, Inc. 401(k) Plan for Collectively Bargained Employees (the “Plan”), provides only general information. Participants should refer to the Plan document for a complete description of the Plan’s provisions.

General:

The Plan is a defined contribution plan covering all union employees of Worthington Enterprises, Inc. (“Worthington Enterprises”) and its subsidiaries who are participating employers under the Plan (together with Worthington Enterprises, collectively, the “Company”) who meet the tenure, hour and age requirements specified in the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The trustee for the Plan is Fidelity Management Trust Company (the “Trustee”). Worthington Enterprises is the sponsor of the Plan (the “Plan Sponsor”).

The Plan is one of two plans within the Worthington Industries Deferred Profit Sharing Plan Master Trust (the “Master Trust”). The other plan within the Master Trust is the Worthington Enterprises, Inc. 401(k) Plan.

Corporate action:

On December 1, 2023, the Company completed the spin-off of its former steel processing business (the “Separation”) into a separate public company in a transaction intended to qualify as tax-free to Worthington Enterprises’ shareholders. Also on December 1, 2023, Worthington Industries, Inc. changed its name to Worthington Enterprises, Inc., with such entity referred to herein as “Worthington Enterprises” for all past, present and future periods discussed in these financial statements. The Separation was achieved through Worthington Enterprises’ distribution of 100% of the outstanding common shares of Worthington Steel, Inc. (“Worthington Steel”) to holders of record of Worthington Enterprises common shares as of the close of business on November 21, 2023 (the “Record Date”). Each holder of record, which includes the participants of the Plan, received one common share of Worthington Steel for every one common share of Worthington Enterprises held on the Record Date. Worthington Steel is an independent, separate public company trading under the symbol “WS” on the NYSE.

Plan amendments:

Effective January 1, 2025, the Plan was amended and restated, and its name was changed from the Worthington Industries, Inc. Retirement Savings Plan for Collectively Bargained Employees to the Worthington Enterprises, Inc. 401(k) Plan for Collectively Bargained Employees.

Effective January 1, 2025, the Plan was amended and restated to comply with certain provisions under the Setting Every Community Up for Retirement Enhancement (“SECURE”) Act of 2019, the SECURE 2.0 Act of 2022 and related regulatory guidance. The amendments included updates to required minimum distribution rules, such as an increase in the applicable age to 73 and the exclusion of designated Roth contributions from required minimum distribution calculations beginning in 2024.

Effective January 1, 2025, the Plan was amended and restated to adjust the matching contribution formula for participants to provide a 50% match on employee contributions, up to 4% of compensation. This replaced the prior formula, which provided a 25% match on contributions up to 8% of compensation.

Additional Plan amendments effective after December 31, 2025, are described in “Note 9 – Subsequent Events.”

Eligibility:

Union employees of the Company who are at least age 18 and have been employed for 90 are eligible to participate in the Plan. Eligibility for employer contributions requires six months of service.

Contributions:

Employee deferral – Cash or Deferred Option 401(k) – Participants may make pre-tax and/or Roth contributions up to a maximum of 90% of their compensation to the Plan via elective deferrals. Contributions are subject to annual addition and other limitations imposed by the Internal Revenue Code (the “IRC”) as defined in the Plan document.

Employer contributions – The participants receive matching contributions equal to 50% of their Section 401(k) contributions for the first 4% of their compensation.

Annual Company contributions – The participants receive the following annual Company contributions:

For individuals employed at September 17, 2004:

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1% of pay each year for up to and including age 44.
•
2% of pay each year for ages 45 through 54.
•
4% of pay each year for ages 55 through 59.
•
8% of pay each year for ages 60 and over.

For workers hired after September 17, 2004:

•
Employees receive an annual contribution of 1% of pay regardless of age.

Participant accounts – Each participant’s account is credited with the participant’s elective contributions, employer matching contributions, annual Company contributions, earnings and losses thereon, and an allocation of the Plan’s administrative expenses, to the extent not paid by the Company.

Rollover contributions from other plans are also accepted, provided certain specified conditions are met.

Investment Options:

Participants direct their contributions among the Plan’s investment options. All contributions are allocated to the designated investment options according to each participant’s election, although, to the extent that a participant receiving a contribution does not make an allocation election, the participant’s contribution is invested in the applicable Fidelity Freedom Fund, as determined by the age of the participant.

Contributions to the Worthington Enterprises common shares fund are limited to no more than 25% of the total contributions made by or for a participant to the Plan. A participant will be prohibited from making investment exchanges to the Worthington Enterprises common shares fund if the participant’s investment in the fund equals or exceeds 25% of such participant’s total accounts.

Additionally, as the result of the Separation, the Plan had an investment fund consisting of Worthington Steel common shares, which was a non-employer stock fund. The Worthington Steel common shares fund was permitted as an investment option under the Plan for approximately 18 months after December 1, 2023. No new investments, transfers to, or purchases were made in the Worthington Steel share fund on or after December 1, 2023. Effective after the close of business on April 7, 2025, the Company liquidated all remaining balances in the Worthington Steel stock fund.

Vesting:

All participants are 100% vested in participant elective deferrals and rollover contributions made to the Plan. In addition, if an active participant dies prior to attaining the retirement age, or becomes totally and permanently disabled prior to a break-in-service, their vesting percentage shall be 100%.

Effective January 1, 2025, employer matching and annual Company contributions are vested 100% upon three or more years of service for all participants, including prior unvested balances.

Forfeitures:

Nonvested account balances are forfeited upon the earlier of (a) the participant’s account being distributed to the participant upon termination of employment or to the participant’s beneficiary upon the participant’s death; or (b) completion of five consecutive one-year breaks in service, as defined by the Plan document. Forfeitures are used to reduce Company contributions to the Plan and/or to pay reasonable administrative expenses of the Plan, as determined by the Plan Sponsor.

At December 31, 2025 and 2024, forfeited nonvested accounts were $1,879 and $1,220, respectively. The Company used $0 and $25,603 to offset Company contributions in 2025 and 2024, respectively. The Company used forfeitures of $1,929 and $7,023 to offset fees in 2025 and 2024, respectively.

Revenue Sharing

The Plan has a revenue-sharing agreement whereby the Trustee returns a portion of the investment fees to the record-keeper to offset the Plan’s administrative expenses. Effective January 1, 2018, if the revenue received by the Trustee from such mutual fund service providers exceeds the amount owed under the Plan, the Trustee remits the excess to the Plan’s trust on a quarterly basis. Such amounts may be applied to pay Plan administrative expenses or allocated to the accounts of the Plan participants. At December 31, 2025 and 2024, the ending balances in the revenue sharing account were $1,613 and $564, respectively. The Plan may make a payment to the Trustee for administrative expenses not covered by revenue sharing.

Notes Receivable from Participants:

Participants may borrow from their Plan accounts, excluding their Employer Contribution Account and Matching Contribution Account, up to a maximum equal to the lesser of $50,000 or 50% of their account balance. Loans must be repaid over a period not to exceed 5 years, except when used for the purchase of a primary residence. A participant may have only one Plan loan outstanding at any time.

Each loan is secured by the remaining balance in the participant’s account and bears interest at rates established by the Trustee. Principal and interest are paid ratably through payroll deductions. Loans are valued at unpaid principal balance plus accrued unpaid interest.

Other Plan Provisions:

Normal retirement age under the Plan is 65. Early retirement age under the Plan is 62 for the participants.

Payment of Benefits:

Benefit payments are recorded when paid. Upon termination of service by reason of retirement, death or total and permanent disability, a participant may receive a lump-sum amount equal to the value of his or her account. Participants may receive a lump-sum or periodic installments.

Hardship Withdrawals:

Hardship withdrawals are permitted in accordance with Internal Revenue Service (the “IRS”) guidelines.